REAL ESTATE INVESTMENTS, NET (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
Schedule of Real Estate Properties
The following table provides summary information regarding the Company’s operating properties as of September 30, 2021:
Property	Location	Acquisition Date	Property Type	Land, Buildings and Improvements	Tenant Origination and Absorption Costs	Accumulated Depreciation and Amortization	Total Investment in Real Estate Property, Net
Accredo Health	Orlando, FL	6/15/2016	Office	$ 9,855,847	$1,269,350	$(2,506,329)	$ 8,618,868
Dollar General	Litchfield, ME	11/4/2016	Retail	1,281,812	116,302	(196,188)	1,201,926
Dollar General	Wilton, ME	11/4/2016	Retail	1,543,776	140,653	(251,079)	1,433,350
Dollar General	Thompsontown, PA	11/4/2016	Retail	1,199,860	106,730	(188,502)	1,118,088
Dollar General	Mt. Gilead, OH	11/4/2016	Retail	1,174,188	111,847	(180,730)	1,105,305
Dollar General	Lakeside, OH	11/4/2016	Retail	1,112,872	100,857	(185,485)	1,028,244
Dollar General	Castalia, OH	11/4/2016	Retail	1,102,086	86,408	(180,218)	1,008,276
Northrop Grumman	Melbourne, FL	3/7/2017	Office	12,382,991	1,469,737	(3,466,555)	10,386,173
exp US Services	Maitland, FL	3/27/2017	Office	6,056,668	388,248	(1,001,253)	5,443,663
Harley(1)	Bedford, TX	4/13/2017	Retail	12,947,054	—	(1,281,445)	11,665,609
Wyndham	Summerlin, NV	6/22/2017	Office	10,406,483	669,232	(1,436,091)	9,639,624
Williams Sonoma	Summerlin, NV	6/22/2017	Office	8,079,612	550,486	(1,292,121)	7,337,977
Omnicare	Richmond, VA	7/20/2017	Industrial	7,275,115	281,442	(1,016,164)	6,540,393
EMCOR	Cincinnati, OH	8/29/2017	Office	5,960,610	463,488	(738,712)	5,685,386
Husqvarna	Charlotte, NC	11/30/2017	Industrial	11,840,200	1,013,948	(1,381,471)	11,472,677
AvAir	Chandler, AZ	12/28/2017	Industrial	27,357,899	—	(2,631,689)	24,726,210
3M	DeKalb, IL	3/29/2018	Industrial	14,762,819	2,356,361	(4,410,594)	12,708,586
Cummins	Nashville, TN	4/4/2018	Office	14,538,528	1,536,998	(2,759,017)	13,316,509
Northrop Grumman Parcel	Melbourne, FL	6/21/2018	Land	329,410	—	—	329,410
Texas Health	Dallas, TX	9/13/2018	Office	6,976,703	713,221	(904,326)	6,785,598
Bon Secours	Richmond, VA	10/31/2018	Office	10,399,820	800,356	(1,318,163)	9,882,013
Costco	Issaquah, WA	12/20/2018	Office	27,330,797	2,765,136	(3,631,336)	26,464,597
Taylor Fresh Foods	Yuma, AZ	10/24/2019	Industrial	34,194,369	2,894,017	(2,588,277)	34,500,109
Raising Cane's	San Antonio, TX	7/26/2021	Retail	3,430,224	213,997	(24,221)	3,620,000
Levins	Sacramento, CA	12/31/2019	Industrial	4,429,390	221,927	(386,065)	4,265,252
Dollar General	Bakersfield, CA	12/31/2019	Retail	4,899,714	261,630	(257,482)	4,903,862
Labcorp	San Carlos, CA	12/31/2019	Industrial	9,672,174	408,225	(357,562)	9,722,837
GSA (MSHA)	Vacaville, CA	12/31/2019	Office	3,112,076	243,307	(242,401)	3,112,982
PreK Education	San Antonio, TX	12/31/2019	Retail	12,447,287	555,767	(1,006,332)	11,996,722
Dollar Tree	Morrow, GA	12/31/2019	Retail	1,320,367	73,298	(124,094)	1,269,571
Solar Turbines	San Diego, CA	12/31/2019	Office	7,133,241	284,026	(561,523)	6,855,744
Wood Group	San Diego, CA	12/31/2019	Industrial	9,869,520	539,633	(806,309)	9,602,844
ITW Rippey	El Dorado, CA	12/31/2019	Industrial	7,071,143	304,387	(532,405)	6,843,125
Dollar General	Big Spring, TX	12/31/2019	Retail	1,281,683	76,351	(89,195)	1,268,839
Gap	Rocklin, CA	12/31/2019	Office	8,407,236	360,377	(839,188)	7,928,425
Property	Location	Acquisition Date	Property Type	Land, Buildings and Improvements	Tenant Origination and Absorption Costs	Accumulated Depreciation and Amortization	Total Investment in Real Estate Property, Net
L3Harris	San Diego, CA	12/31/2019	Industrial	11,631,857	454,035	(823,940)	11,261,952
Sutter Health	Rancho Cordova, CA	12/31/2019	Office	29,586,023	1,616,610	(1,890,868)	29,311,765
Walgreens	Santa Maria, CA	12/31/2019	Retail	5,223,442	335,945	(232,681)	5,326,706
				$347,624,896	$23,784,332	$(41,720,011)	$329,689,217

(1)	Reclassified to real estate investment held for investment and use during the second quarter of 2021 from real estate held for sale beginning September 30, 2020 (see detailed discussion below).
The details of the Company's real estate impairment charges for the nine months ended September 30, 2020 were as follows:
Property	Location	Nine Months Ended September 30, 2020
Rite Aid	Lake Elsinore, CA	$ 349,457
Dana	Cedar Park, TX	2,184,395
24 Hour Fitness	Las Vegas, NV	5,664,517
Dinan Cars	Morgan Hill, CA	1,308,156
Total		$9,506,525

The following table provides summary information regarding the Company’s real estate portfolio as of December 31, 2020:
Property	Location	Acquisition Date	Property Type	Land, Buildings and Improvements	Tenant Origination and Absorption Costs	Accumulated Depreciation and Amortization	Total Investment in Real Estate Property, Net
Accredo Health	Orlando, FL	6/15/2016	Office	$ 9,855,847	$1,269,351	$(2,221,380)	$ 8,903,818
Dollar General	Litchfield, ME	11/4/2016	Retail	1,281,812	116,302	(166,006)	1,232,108
Dollar General	Wilton, ME	11/4/2016	Retail	1,543,776	140,653	(212,451)	1,471,978
Dollar General	Thompsontown, PA	11/4/2016	Retail	1,199,860	106,730	(159,501)	1,147,089
Dollar General	Mt. Gilead, OH	11/4/2016	Retail	1,174,188	111,847	(152,925)	1,133,110
Dollar General	Lakeside, OH	11/4/2016	Retail	1,112,872	100,857	(156,949)	1,056,780
Dollar General	Castalia, OH	11/4/2016	Retail	1,102,086	86,408	(152,492)	1,036,002
Dana	Cedar Park, TX	12/27/2016	Industrial	6,802,876	531,439	(1,835,800)	5,498,515
Northrop Grumman	Melbourne, FL	3/7/2017	Office	12,382,991	1,341,199	(2,968,985)	10,755,205
exp US Services	Maitland, FL	3/27/2017	Office	6,056,668	388,248	(833,278)	5,611,638
Wyndham	Summerlin, NV	6/22/2017	Office	10,406,483	669,232	(1,170,222)	9,905,493
Williams Sonoma	Summerlin, NV	6/22/2017	Office	8,079,612	550,486	(1,058,455)	7,571,643
Omnicare	Richmond, VA	7/20/2017	Industrial	7,262,747	281,442	(832,474)	6,711,715
EMCOR	Cincinnati, OH	8/29/2017	Office	5,960,610	463,488	(604,163)	5,819,935
Husqvarna	Charlotte, NC	11/30/2017	Industrial	11,840,200	1,013,948	(1,113,651)	11,740,497
AvAir	Chandler, AZ	12/28/2017	Industrial	27,357,900	—	(2,111,134)	25,246,766
3M	DeKalb, IL	3/29/2018	Industrial	14,762,819	2,356,361	(3,476,588)	13,642,592
Cummins	Nashville, TN	4/4/2018	Office	14,465,491	1,536,998	(2,151,938)	13,850,551
Northrop Grumman Parcel	Melbourne, FL	6/21/2018	Land	329,410	—	—	329,410
Texas Health	Dallas, TX	9/13/2018	Office	6,976,703	713,221	(681,341)	7,008,583
Bon Secours	Richmond, VA	10/31/2018	Office	10,388,751	800,356	(978,335)	10,210,772
Costco	Issaquah, WA	12/20/2018	Office	27,330,797	2,765,136	(2,654,329)	27,441,604
Property	Location	Acquisition Date	Property Type	Land, Buildings and Improvements	Tenant Origination and Absorption Costs	Accumulated Depreciation and Amortization	Total Investment in Real Estate Property, Net
Taylor Fresh Foods	Yuma, AZ	10/24/2019	Industrial	34,194,369	2,894,017	(1,597,022)	35,491,364
Levins	Sacramento, CA	12/31/2019	Industrial	4,429,390	221,927	(220,609)	4,430,708
Dollar General	Bakersfield, CA	12/31/2019	Retail	4,899,714	261,630	(147,132)	5,014,212
PMI Preclinical	San Carlos, CA	12/31/2019	Industrial	9,672,174	408,225	(204,321)	9,876,078
GSA (MSHA)	Vacaville, CA	12/31/2019	Office	3,112,076	243,307	(138,515)	3,216,868
PreK Education	San Antonio, TX	12/31/2019	Retail	12,447,287	447,927	(599,428)	12,295,786
Dollar Tree	Morrow, GA	12/31/2019	Retail	1,320,367	73,298	(70,911)	1,322,754
Solar Turbines	San Diego, CA	12/31/2019	Office	7,133,241	284,026	(338,232)	7,079,035
Wood Group	San Diego, CA	12/31/2019	Industrial	9,731,220	466,293	(565,017)	9,632,496
ITW Rippey	El Dorado Hills, CA	12/31/2019	Industrial	7,071,143	304,387	(303,219)	7,072,311
Dollar General	Big Spring, TX	12/31/2019	Retail	1,281,683	76,351	(50,969)	1,307,065
Gap	Rocklin, CA	12/31/2019	Office	8,378,276	360,377	(479,306)	8,259,347
L-3 Communications	Carlsbad, CA	12/31/2019	Industrial	11,631,857	454,035	(470,823)	11,615,069
Sutter Health	Rancho Cordova, CA	12/31/2019	Office	29,555,055	1,616,610	(1,080,349)	30,091,316
Walgreens	Santa Maria, CA	12/31/2019	Retail	5,223,442	335,945	(132,961)	5,426,426
				$337,755,793	$23,792,057	$(32,091,211)	$329,456,639
The details of the Company's real estate impairment charges for the year ended December 31, 2020 were as follows:
Property	Location	Year Ended December 31, 2020
Dana	Cedar Park, TX	$ 2,184,395
24 Hour Fitness	Las Vegas, NV	5,664,517
Dinan Cars	Morgan Hill, CA	1,308,156
Rite Aid	Lake Elsinore, CA	349,457
Harley Davidson	Bedford, TX	632,233
Chevron Gas Station	San Jose, CA	128,867
		$10,267,625

Acquisition of Raising Cane's
During the nine months ended September 30, 2021, the Company acquired the following real estate property:
Property	Acquisition Date	Land	Buildings and Improvements	Tenant Origination and Absorption Costs	Total
Raising Cane's	7/26/2021	$1,902,069	$1,528,155	$213,997	$3,644,221
During the three and nine months ended September 30, 2021, the Company recognized $47,004 of total revenue related to the above-acquired property.
The noncancellable lease term of the property acquired during the nine months ended September 30, 2021 is as follows:
Property	Lease Expiration
Raising Cane's	2/20/2028

The following table summarizes the allocation of the purchase price to the fair values assigned to the REIT I assets acquired and liabilities assumed as of December 31, 2019, the Merger closing date. These fair values are based on internal Company and independent external third-party valuations:
Fair Values Assigned	December 31, 2019
Assets:
Real estate property, including above/below lease intangibles	$151,099,097
Cash and cash equivalents	1,612,331
Tenant receivable	310,169
Prepaid expenses and other assets	51,924
Liabilities:
Mortgage notes payable, net	(62,985,425)
Accounts payable and other liabilities	(2,243,156)
Net	87,844,940
Less: Cancellation of investment in REIT I (Note 5)	(3,091,489)
Capitalized transaction-related costs	(3,044,480)
Net Assets Acquired	$ 81,708,971
Purchase Price Allocation
The following table summarizes the allocation of the purchase price to the fair values assigned to the BrixInvest assets acquired and liabilities assumed as of December 31, 2019, the closing date of the Self-Management Transaction. These fair values are based on internal Company and independent external third-party valuations:
Fair Values Assigned	December 31, 2019
Assets:
Cash and cash equivalents	$ (204,176)
Prepaid expenses and other assets	(305,212)
Operating lease right-of-use asset	(2,386,877)
Intangible assets	(7,700,000)
Liabilities:
Short-term notes payable	4,800,000
Due to affiliates	630,820
Bank line of credit	800,000
Accounts payable and other liabilities	2,070,968
Operating lease liability	2,386,877
Net	92,400
Add: Cancellation of investment in the Company	(107,400)
Less: Contribution of Class M OP Units and Class P OP Units	50,603,000
Goodwill	$(50,588,000)

Dispositions and Real Estate Investments Held for Sale
The dispositions during the nine months ended September 30, 2021 and 2020 were as follows:
Nine Months Ended September 30, 2021
Property	Location	Disposition Date	Property Type	Rentable Square Feet	Contract Sale Price	Gain on Sale
Chevron Gas Station	Roseville, CA	1/7/2021	Retail	3,300	$ 4,050,000	$ 228,769
EcoThrift	Sacramento, CA	1/29/2021	Retail	38,536	5,375,300	51,415
Chevron Gas Station	San Jose, CA	2/12/2021	Retail	1,060	4,288,888	9,458
Dana	Cedar Park, TX	7/7/2021	Industrial	45,465	10,000,000	4,127,638
				88,361	$23,714,188	4,417,280
24 Hour Fitness Adjustment						115,133
Total						$4,532,413
Nine Months Ended September 30, 2020
Property	Location	Disposition Date	Property Type	Rentable Square Feet	Contract Sale Price	(Loss) Gain on Sale
Rite Aid	Lake Elsinore, CA	8/3/2020	Retail	70,960	$ 7,250,000	$ (422)
Walgreens	Stockbridge, GA	8/27/2020	Retail	15,120	5,538,462	1,306,768
Island Pacific	Elk Grove, CA	9/16/2020	Retail	27,296	3,155,000	387,296
Total				113,376	$15,943,462	$1,693,642
The Company had no real estate investments classified as held for sale as of September 30, 2021. The following table summarizes the major components of assets and liabilities related to real estate investments held for sale as of December 31, 2020 related to the Harley Davidson, EcoThrift and two Chevron properties:
December 31, 2020
Assets related to real estate investments held for sale:
Land, buildings and improvements	$25,675,459
Tenant origination and absorption costs	554,788
Accumulated depreciation and amortization	(1,644,508)
Real estate investments held for sale, net	24,585,739
Other assets, net	1,079,361
Total assets related to real estate investments held for sale:	$25,665,100
Liabilities related to real estate investments held for sale:
Mortgage notes payable, net	$ 9,088,438
Other liabilities, net	801,337
Total liabilities related to real estate investments held for sale:	$ 9,889,775
The following table summarizes the major components of rental income, expenses and impairment related to the three real estate investments held for sale as of September 30, 2020 (the property previously leased to Dinan Cars located in Morgan Hill, California, the property leased to Harley Davidson located in Bedford, Texas and the property previously leased to 24 Hour Fitness located in Las Vegas, Nevada), which were included in continuing operations for the three and nine months ended September 30, 2020:
	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Total revenues	$366,673	$ 2,004,279
Expenses:
Interest expense	169,871	554,009
Depreciation and amortization	145,695	554,036
Other expenses	143,173	414,115
Impairment	—	10,097,710
Total expenses	458,739	11,619,870
Net loss	$ (92,066)	$ (9,615,591)

The Company sold the following properties during the year ended December 31, 2020:
Property	Location	Disposition Date	Property Type	Rentable Square Feet	Contract Sale Price	Gain (Loss) on Sale
Rite Aid	Lake Elsinore, CA	8/3/2020	Retail	17,272	$ 7,250,000	$ (422)
Walgreens	Stockbridge, GA	8/27/2020	Retail	15,120	5,538,462	1,306,768
Island Pacific Supermarket	Elk Grove, CA	9/16/2020	Retail	13,963	3,155,000	387,296
Dinan Cars	Morgan Hill, CA	10/28/2020	Industrial	27,296	6,100,000	961,836
24 Hour Fitness	Las Vegas, NV	12/16/2020	Retail	45,000	9,052,941	1,484,271
				118,651	$31,096,403	$4,139,749
The following table summarizes the major components of assets and liabilities related to real estate investments held for sale as of December 31, 2020:
December 31, 2020
Assets related to real estate investments held for sale:
Land, buildings and improvements	$25,675,459
Tenant origination and absorption costs	554,788
Accumulated depreciation and amortization	(1,644,508)
Real estate investments held for sale, net	24,585,739
Other assets, net	1,079,361
Total assets related to real estate investments held for sale:	$25,665,100

Liabilities related to real estate investments held for sale:
Mortgage notes payable, net	$ 9,088,438
Other liabilities, net	801,337
Total liabilities related to real estate investments held for sale:	$ 9,889,775
The following table summarizes the major components of rental income, expenses and impairment related to real estate investments held for sale as of December 31, 2020, which were included in continuing operations for the years ended December 31, 2020 and 2019:
	Year Ended December 31,
	2020	2019
Total revenues	$2,326,058	$1,325,265
Expenses:
Interest expense	552,246	323,460
Depreciation and amortization	737,278	344,708
Other expenses	352,280	385,282
Impairment of real estate properties	761,100	—
Total expenses	2,402,904	1,053,450
Net (loss) income	$ (76,846)	$ 271,815

Rental Payments for Operating Leases
As of September 30, 2021, the future minimum contractual rent payments due to the Company under the Company’s non-cancellable operating leases, including lease amendments executed though the date of this report are as follows:
October through December 2021	$ 6,687,205
2022	26,946,631
2023	25,024,065
2024	24,593,849
2025	21,424,993
2026	14,552,340
Thereafter	60,307,335
$179,536,418

As of December 31, 2020, the future minimum contractual rent payments due under the Company’s noncancelable operating leases, including lease amendments executed subsequent to December 31, 2020 and excluding rents due related to real estate investments held for sale, are as follows:
2021	$ 26,761,843
2022	24,418,710
2023	20,157,378
2024	19,674,819
2025	16,456,145
Thereafter	43,827,967
$151,296,862

Intangible Assets
As of September 30, 2021, the Company’s lease intangible assets were as follows:
	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
Cost	$ 23,784,332	$1,128,549	$(15,097,132)
Accumulated amortization	(12,041,766)	(405,074)	3,631,118
Net amount	$11,742,566	$ 723,475	$(11,466,014)
The following table sets forth the Company's intangible assets, net as of September 30, 2021 and December 31, 2020 and their related useful lives:
Intangible Assets	Useful Life	September 30, 2021	December 31, 2020
Investor list, net	5.0 years	$ 3,494,740	$ 3,494,740
Web services technology, domains and licenses	3.0 years	3,661,852	3,466,102
		7,156,592	6,960,842
Accumulated amortization		(3,230,583)	(1,833,054)
Net		$ 3,926,009	$ 5,127,788

As of December 31, 2020 and 2019, the Company’s intangible assets were as follows:
	December 31, 2020			December 31, 2019
	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
Cost	$23,792,057	$1,128,549	$(15,163,672)	$27,266,610	$1,547,646	$(15,713,975)
Accumulated amortization	(9,695,960)	(307,707)	2,597,935	(6,005,248)	(295,912)	1,122,616
Net amount	$14,096,097	$820,842	$(12,565,737)	$21,261,362	$1,251,734	$(14,591,359)

Intangible Assets Amortization	As of September 30, 2021, the amortization of intangible assets for the remaining three months ending December 31, 2021 and for each of the next five years and thereafter is expected to be as follows:
	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
October through December 2021	$ 792,583	$ 32,455	$ (363,041)
2022	2,715,030	129,823	(1,217,029)
2023	1,838,120	127,174	(921,169)
2024	1,726,446	122,543	(917,750)
2025	1,344,132	115,996	(917,750)
2026	720,006	78,557	(912,347)
Thereafter	2,606,249	116,927	(6,216,928)
	$11,742,566	$ 723,475	$(11,466,014)

Weighted-average remaining amortization period	7.1 years	6.6 years	11.8 years
As of December 31, 2020, amortization of intangible assets for each year of the next five years and thereafter is expected to be as follows:
	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
2021	$ 3,801,383	$ 129,823	$ (1,462,730)
2022	2,628,700	129,823	(1,217,076)
2023	1,751,653	127,174	(921,169)
2024	1,625,159	122,543	(917,750)
2025	1,242,973	115,995	(917,750)
Thereafter	3,046,229	195,484	(7,129,262)
	$14,096,097	$ 820,842	$(12,565,737)

Weighted-Average Remaining Amortization Period	7.1 years	7.2 years	12.2 years